COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Operating Leases

At March 31, 2021, future minimum lease payments due under operating leases are as follows:

As of March 31, 2021	Amount
Total minimum financial lease payments	$164,961
Less: interest	(6,405)
Total lease liability at March 31, 2021	$158,556

At December 31, 2020, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2021	$213,568
Total minimum operating lease payments	213,568
Less: interest	(10,771)
Total lease liability at December 31, 2020	$202,797

Operating leases

Rental expense for operating leases during 2020 and 2019 was $21,341 and $12,104, respectively.

	Year Ended December 31,
	2020	2019
FP Mailing	$375	$372
Brewsmart Beverage/A. Antique Coffee Services	320	235
New Lane	1,800	500
Canon	10,144	10,997
Apple Financial Services	5,018	—
Ring Power	1,688	—
Ascentium Leasing	1,060	—
NFS Leasing	936	—
Total rent expense	$21,341	$12,104